UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10423

Seligman Core Fixed Income Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 12/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Core Fixed Income Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2008

	Principal Amount or Shares		Value
US Government and Government Agency Securities 58.3%
US Government Securities 12.8%
US Treasury Bonds 4.375%, 2/15/2038	$380,000		$509,082
US Treasury Inflation-Protected Security 2%, 1/15/2014	53,327		50,544
US Treasury Notes:
2.125%, 1/31/2010	280,000		285,217
1.25%, 11/30/2010	500,000		505,526
1.5%, 12/31/2013	390,000		389,238
2%, 1/15/2016	234,602		224,741
2.375%, 1/15/2017	268,483	##	266,448
US Treasury STRIPS Principal 6.5%, 11/15/2026*	490,000	##	282,516
			2,513,312
Government Agency SecuritiesØ 10.1%
Fannie Mae:
3.255%, 6/9/2010	200,000		206,338
3.25%, 8/12/2010	530,000	##	549,141
5.125%, 1/2/2014	185,000		195,716
5%, 7/9/2018	250,000	##	243,927
Federal Farm Credit 3.4%, 2/7/2013	240,000	##	248,965
Federal Home Loan Bank:
2.625%, 5/20/2011	250,000	##	255,847
5%, 11/17/2017	70,000		80,401
Freddie Mac 5%, 12/14/2018	185,000		192,131
			1,972,466

Government Agency Mortgage-Backed Securities††Ø 35.4%
Fannie Mae:
4.5%, 12/1/2020#	492,008		504,989
5.356%, 4/1/2036#	199,468		203,453
6.047%, 4/1/2036#	740,974		759,117
5.959%, 8/1/2036#	283,915		290,651
6.5%, 9/1/2037	345,418		353,847
6.5%, 12/1/2037	448,810		466,738
Freddie Mac:
6.161%, 8/1/2036#	344,769		350,020
6.109%, 12/1/2036#	342,317		352,372
Freddie Mac Gold:
5%, 5/1/2018	1,071,722		1,106,529
7%, 4/1/2038	193,050		200,493
4.5%, TBA 1/2009	700,000		715,750
5.5%, TBA 1/2009	700,000		720,672
5.5%, TBA 1/2009	900,000		921,234
			6,945,865

Total US Government and Government Agency Securities			11,431,643
Corporate Bonds 24.5%
Beverages 0.6%
Dr. Pepper Snapple Group 6.82%, 5/1/2018†	55,000		54,342
SABMiller 5.7%, 1/15/2014†	55,000		50,763
			105,105

Capital Markets 0.9%
Lehman Brothers Holdings 6.875%, 5/2/2018ØØ	95,000		9,025
Merrill Lynch 6.05%, 5/15/2012	115,000		113,547
Northern Trust 5.5%, 8/15/2013	50,000		51,390
			173,962

Chemicals 0.4%
E.I. duPont de Nemours 5%, 1/15/2013	65,000		65,647

Commercial Services and Supplies 0.4%
RR Donnelley & Sons 6.125%, 1/15/2017	105,000		74,815

Diversified Financial Services 1.6%
Caterpillar Financial Services 6.2%, 9/30/2013	90,000		92,877
Citigroup 5.5%, 4/11/2013	110,000		107,205
JPMorgan Chase 5.375%, 10/1/2012	110,000		112,620
			312,702
Diversified Telecommunication Services 2.1%
AT&T 5.5%, 2/1/2018	65,000		65,807
TELUS 8%, 6/1/2011	115,000		114,439
Verizon New York 6.875%, 4/1/2012	225,000	##	224,024
			404,270
Electric Utilities 4.0%
Cleveland Electric Illuminating 8.875%, 11/15/2018	105,000		114,344
Duke Energy Carolinas 7%, 11/15/2018	90,000		104,058
Indiana Michigan Power 6.05%, 3/15/2037	150,000		127,510
Pacific Gas & Electric 8.25%, 10/15/2018	40,000		48,142
Potomac Electric Power 7.9%, 12/15/2038	60,000		67,038
Sierra Pacific Power 6%, 5/15/2016	115,000		110,626
Southern Power 6.375%, 11/15/2036	120,000		98,215
Union Electric 6.4%, 6/15/2017	120,000		109,571
			779,504
Energy Equipment and Services 1.2%
Halliburton 6.7%, 9/15/2038	35,000		37,987
Nabors Industries 6.15%, 2/15/2018	115,000		99,104
Nexen 6.4%, 5/15/2037	55,000		43,157
Weatherford International 7%, 3/15/2038	60,000		46,171
			226,419
Food and Staples Retailing 0.4%
Kroger 6.9%, 4/15/2038	80,000		84,101

Food Products 0.5%
ConAgra Foods 6.7%, 8/1/2027	35,000		35,177
General Mills 5.2%, 3/17/2015	60,000	58,722
		93,899
Gas Utilities 1.4%
Colorado Interstate Gas 6.8%, 11/15/2015	115,000	99,647
Northwest Pipeline 5.95%, 4/15/2017	35,000	30,761
Southern California Gas 5.5%, 3/15/2014	30,000	31,342
Transcontinental Gas Pipe Line 6.4%, 4/15/2016	115,000	105,129
		266,879
Household Products 0.6%
Clorox 5.45%, 10/15/2012	115,000	114,529

Insurance 0.4%
Prudential Financial 5.7%, 12/14/2036	125,000	78,112

Media 1.7%
Comcast 5.7%, 5/15/2018	60,000	56,368
News America 6.65%, 11/15/2037	70,000	69,504
Thomson Reuters 6.5%, 7/15/2018	225,000	204,953
		330,825

Multi-Utilities 1.3%
CenterPoint Energy Resources 7.75%, 2/15/2011	50,000		47,880
Dominion Resources 5.6%, 11/15/2016	205,000		192,866
Nevada Power 6.5%, 8/1/2018	5,000		4,836
			245,582
Oil, Gas and Consumable Fuels 4.4%
BP Capital Markets 5.25%, 11/7/2013	55,000		57,478
Canadian Natural Resources 6.75%, 2/1/2039	45,000		37,483
Encana 5.9%, 12/1/2017	105,000		87,746
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020†	360,000		256,996
XTO Energy:
4.625%, 6/15/2013	340,000		309,066
4.9%, 2/1/2014	115,000		103,760
			852,529
Real Estate Investment Trusts 0.6%
Health Care Properties 6%, 1/30/2017	190,000		91,688
Simon Property Group 6.125%, 5/30/2018	30,000		20,303
			111,991
Road and Rail 0.4%
Union Pacific 5.7%, 8/15/2018	75,000		72,336

Tobacco 1.2%
Philip Morris International 6.875%, 3/17/2014	220,000	##	231,447

Wireless Telecommunication Services 0.9%
Rogers Communications 6.8%, 8/15/2018	175,000		177,135

Total Corporate Bonds			4,801,789

Collaterized Mortgage Obligations†† 7.6%
Bank of America Mortgage Securities 4.519%, 7/25/2034#	81,180		65,660
Bear Stearns Alternate Trust 5.546%, 4/25/2035#	86,137		63,569
Chase Mortgage Finance Trust 6.304%, 5/25/2032	486,837		486,426
GS Mortgage Loan Trust 5.336%, 7/25/2035#	301,887	##	222,540
Harborview Mortgage Loan Trust 0.821% 1/19/2036#	255,511		118,830
Homestar Mortgage Acceptance 0.791%, 3/25/2034#	133,439	##	66,386
Indymac Index Mortgage Loan Trust 6.101%, 3/25/2036#	478,723		212,488
Wells Fargo 4.727%, 7/25/2034#	324,646	##	248,050

Total Collateralized Mortgage Obligations			1,483,949

Asset-Backed Securities†† 4.8%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	110,000		106,630
Centex Home Equity 2.521%, 12/25/2032#	305,481		36,702
Chase Issuance Trust 1.215%, 10/17/2011#	220,000	##	218,683
Citicorp Residential Mortgage Securities 5.872%, 9/25/2036	12,421		12,300
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956		141,968
GSAA Home Equity Trust 5.344%, 9/25/2035	100,000		51,325
Irwin Home Equity 0.851%, 2/25/2034#	85,192	##	69,564
Structured Asset Securities 4.04%**, 6/25/2033	414,212		290,571

Total Asset-Backed Securities			927,743

Foreign Government Agency Securities 3.1%
Corporacion Andina de Fomento 5.75%, 1/12/2017	140,000		117,439
Emirate of Abu Dhabi 5.5%, 8/2/2012†	200,000	##	221,580
Export-Import Bank of Korea 5.5%, 10/17/2012	165,000		153,153
ICICI Bank 6.625%, 10/3/2012†	150,000		117,934

Total Foreign Government Agency Securities			610,106

Short-Term Holdings 9.7%
Money Market Fund 9.2%
SSgA U.S. Treasury Money Market Fund	1,805,564	shs.	1,805,564

Corporate Bond 0.5%
Consumers Energy 4.8%, 2/17/2009	$105,000		104,785

Total Short-Term Holdings			1,910,349

Total Investments 108.0%			21,165,579

Other Assets Less Liabilities (8.0)%			(1,568,063)

Net Assets 100.0%			$19,597,516
_____________________________

*	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.
**	Current rate of step bond.
†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
††	Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.
Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
Ø Ø	Non-income producing security. Security in default.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at December 31, 2008.
##	At December 31, 2008, these securities, with a total value of $3,259,055 were held as collateral for the TBA securities.
TBA -	To-be-announced.

The cost of investments for federal income tax purposes was $22,276,497. The tax basis gross appreciation and depreciation of portfolio securities were $452,699 and $1,563,617, respectively. Net depreciation was $1,110,918.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by RiverSource Investments, LLC, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the investment manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Seligman Core Fixed Income Fund, Inc.

Schedule of Investments (unaudited)

December 31, 2008

Risk - US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. The Fund may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. High-yield securities are subject to a greater risk of loss of principal and interest than higher-rated, investment-grade fixed income securities.

Fair Value Measurements - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of December 31, 2008 based on the level of inputs used:

Valuation Inputs	Value
Level 1 - Quoted Prices in Active Markets for Identical Investments	$1,805,564
Level 2 - Other Significant Observable Inputs	19,360,015
Level 3 - Significant Unobservable Inputs	—
Total	$21,165,579

Subsequent Event – On January 8, 2009, the Fund’s Board approved in principle the merger of the Fund into RiverSource Diversified Bond Fund. Completion of the merger is subject to approval by shareholders of the Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Fund during the first or second quarter of 2009, and that a special meeting of shareholders to consider such merger will be scheduled for the second quarter of 2009.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CORE FIXED INCOME FUND, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	February 25, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	February 25, 2009

SELIGMAN CORE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.